Related party transactions (Narrative) (Details) (USD $)	12 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended							0 Months Ended		12 Months Ended														0 Months Ended																				0 Months Ended		0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 13, 2013 Seadrill Operating LP	Dec. 31, 2013 Seadrill Operating LP	Dec. 13, 2013 Seadrill Capricorn Holdings LLC	Dec. 31, 2013 Seadrill Capricorn Holdings LLC	Dec. 31, 2013 Seadrill		Dec. 31, 2012 Seadrill		Dec. 31, 2011 Seadrill		Jun. 30, 2013 Seadrill Seadrill Operating LP	Jun. 30, 2013 Seadrill Seadrill Capricorn Holdings LLC	Dec. 31, 2013 West Polaris		Dec. 31, 2012 West Polaris		Dec. 31, 2011 West Polaris		Dec. 31, 2013 Revolving Credit Facility Credit facility $300 Seadrill	Oct. 31, 2012 Revolving Credit Facility Credit facility $300 Seadrill	Dec. 31, 2013 Vendor Financing Loan Seadrill		Dec. 31, 2012 Vendor Financing Loan Seadrill		Dec. 31, 2013 Vendor Financing Loan $109.5 facility	Dec. 31, 2012 Vendor Financing Loan $109.5 facility	May 17, 2013 Vendor Financing Loan $109.5 facility Seadrill	May 31, 2013 Vendor Financing Loan $109.5 facility Seadrill	Dec. 31, 2013 Discount Notes Seadrill		Dec. 31, 2012 Discount Notes Seadrill		Dec. 31, 2013 Discount Notes $229.9 discount note	Dec. 31, 2012 Discount Notes $229.9 discount note	Dec. 31, 2013 Discount Notes $229.9 discount note Seadrill	Dec. 13, 2013 Discount Notes $229.9 discount note Seadrill	Dec. 31, 2013 Discount Notes $229.9 discount note Seadrill Seadrill Capricorn Holdings LLC	Dec. 13, 2013 Discount Notes $229.9 discount note Seadrill Seadrill Capricorn Holdings LLC	Dec. 31, 2013 Discount Notes $70.0 discount note	Dec. 31, 2012 Discount Notes $70.0 discount note	Dec. 31, 2013 Discount Notes $70.0 discount note Seadrill	Dec. 13, 2013 Discount Notes $70.0 discount note Seadrill	May 17, 2013 Tender Rig T15	May 17, 2013 Tender Rig T15 Seadrill Seadrill Partners Operating LLC	May 31, 2013 Tender Rig T15 Vendor Financing Loan $109.5 facility Seadrill	Oct. 18, 2013 Tender Rig T16	Oct. 18, 2013 Tender Rig T16 Seadrill	Oct. 18, 2013 Tender Rig T16 Seadrill Seadrill Partners Operating LLC	Dec. 13, 2013 West Sirius and West Leo	Dec. 13, 2013 West Sirius and West Leo Stock Issued to Public	Dec. 13, 2013 West Sirius and West Leo Stock Issued to Seadrill Limited	Dec. 13, 2013 West Sirius and West Leo Stock Issued to Underwriters	Dec. 31, 2013 Minimum Seadrill	Dec. 31, 2013 Maximum $440 facility Seadrill
Related Party Transaction [Line Items]
Amounts of transaction							$ 122,500,000		$ 166,100,000		$ 199,000,000
Management fee percentage							5.00%
Initial term of Management and administrative service agreement							5 years
Termination notice period							90 days
Service fee percentage							5.00%
Maximum borrowing capacity																					300,000,000	300,000,000
Maturity of debt																					5 years
Interest rate added to LIBOR																					5.00%								5.00%
Commitment fee percentage																					2.00%
Proceeds from revolving credit facility																					169,600,000
Repayments of revolving credit facility																					43,700,000
Expenses from transactions with related party							4,900,000	[1]	0	[1]	0	[1]			5,500,000	[2]	18,300,000	[2]	0	[2]
Other revenues from transactions with related party															5,800,000	[3]	19,100,000	[3]	0	[3]
Due to related parties	2,234,600,000	2,076,000,000																			125,900,000		109,500,000	[4]	0	[4]	109,500,000	0	109,500,000	109,500,000	299,900,000	[5]	0	[5]	229,900,000	0	229,900,000			229,900,000	70,000,000	0	70,000,000	70,000,000
Variable rate basis on debt issuance																													LIBOR
Debt face amount																														109,500,000							229,900,000	229,900,000		229,900,000			70,000,000	70,000,000			109,500,000
Balloon payment to be paid																																					238,500,000		238,500,000				72,600,000
Capital injection due to forgiveness of related party payables	40,500,000												20,000,000	20,500,000
Business acquisition, percentage of voting interests acquired																																													100.00%	100.00%		100.00%		100.00%
Percentage of ownership interest in limited liability company (LLC)			30.00%	30.00%	51.00%	51.00%
Common units issued as consideration																																																	3,310,622		12,880,000	11,200,000	3,394,916	1,680,000
Period of indemnification	5 years
Deductible On Environmental and Other Indemnifications Claims																																																							$ 500,000	$ 10,000,000
Period within which liability arises	3 years

[1]	West Aquarius bareboat charter – In connection with the transfer of the West Aquarius operations to Canada, the West Aquarius drilling contract was assigned to Seadrill Canada Ltd., a wholly owned subsidiary of OPCO, necessitating certain changes to the related party contractual arrangements relating to the West Aquarius. Seadrill China Operations Ltd, the owner of the West Aquarius and a wholly-owned subsidiary of OPCO, had previously entered into a bareboat charter arrangement with Seadrill Offshore AS, a wholly-owned subsidiary of Seadrill, providing Seadrill Offshore AS with the right to use the West Aquarius. In October 2012, this bareboat charter arrangement was replaced with a new bareboat charter between Seadrill China Operations Ltd and Seadrill Offshore AS, and at the same time, Seadrill Offshore AS entered into a bareboat charter arrangement providing Seadrill Canada Ltd. with the right to use the West Aquarius in order to perform its obligations under the drilling contract described above. For 2013, the net effect to OPCO is an expense of $4.9 million.
[2]	Trading balances – Receivables and payables with Seadrill and its subsidiaries are comprised primarily of unpaid management fees, advisory and administrative services, as well as, accrued interest. In addition, certain receivables and payables arise when the Company pays an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears. Trading balances to Seadrill and its subsidiaries are unsecured, bear an interest at a rate equal to LIBOR plus approximately 4% per annum, and are intended to be settled in the ordinary course of business
[3]	Other revenues and expenses - During the year ended December 31, 2013 the Company earned other revenues within the Company's Nigerian service company of $5.8 million (2012: $19.1 million) relating to certain services, including the provision of onshore and offshore personnel, which the Company provided to Seadrill’s West Polaris drilling rig that was operating in Nigeria during that period. Related operating expenses were $5.5 million (2012: $18.3 million).
[4]	$109.5 million Vendor financing loan - On May 17, 2013, the Company borrowed from Seadrill $109.5 million as vendor financing to fund the acquisition of the T-15. The loan bears interest at a rate of LIBOR plus a margin of 5.00% and matures in May 2016.
[5]	Discount loan notes:$229.9 million discount note - On December 13, 2013, as part of the acquisition of the West Sirius, Seadrill Capricorn Holdings issued a zero coupon discount note from Seadrill for $229.9 million. The note is repayable in June 2015 and upon maturity, Seadrill Capricorn Holdings will pay $238.5 million to Seadrill.$70.0 million discount note - On December 13, 2013, as part of the acquisition of the West Sirius, the Company issued a zero coupon discount note from Seadrill for $70.0 million. The note is repayable in June 2015 and upon maturity, the Company will pay $72.6 million to Seadrill.